Acquisitions and other transactions	12 Months Ended
Dec. 31, 2020
Acquisitions and other transactions
Acquisitions and other transactions

Note 4 – Acquisitions and other transactions

(a)	Acquisition of U.S. Oil & Gas Royalty Interest – Haynesville, Texas, USA

On December 29, 2020, the Company, through a wholly-owned subsidiary, acquired a royalty portfolio in the Haynesville gas play in Texas, for $135.0 million. The royalties are derived principally from mineral title which provides a perpetual interest in royalty lands.

The acquisition has an effective date of October 1, 2020. Between the effective date and the closing date, the asset has generated approximately $4.2 million in royalties.

The acquisition of the Haynesville royalties has been accounted for as an asset acquisition.

(b)	Amendment of Sabodala Gold Stream Agreement – Senegal

On September 25, 2020, the Company, through a wholly-owned subsidiary, amended its existing Sabodala gold purchase and sale agreement with Teranga Gold Corporation (“Teranga”) to compensate the Company for displacement that will be caused by the processing of Massawa ore through the Sabodala processing facilities and to provide for certain protocols for the commingling of Sabodala and Massawa ores. Teranga acquired a 90% interest in the Massawa project from Barrick Gold Corporation on March 4, 2020.

The amended agreement provides that effective September 1, 2020, Teranga will make fixed deliveries of 783.33 ounces of refined gold per month until 105,750 ounces of gold have been delivered to the Company (the “Fixed Delivery Period”) and 6% of production from the stream area thereafter. Following the Fixed Delivery Period, a reconciliation will be conducted to determine if the Company would have received more or less than 105,750 ounces of gold under the 6% variable stream during such period.  Teranga will be entitled to a credit for an over-delivery which will be applied against the 6% variable stream until depleted and the Company will be entitled to a one-time additional delivery in the case of an under-delivery.

(c)	Acquisition of Rio Baker (Salares Nortes) Royalty – Chile

On September 23, 2020, the Company, through a wholly-owned subsidiary, acquired an existing 2% NSR on all mineral production from Gold Fields’ Rio Baker concessions in Chile for $5.0 million cash with contingent payments of up to $8.0 million. With this acquisition, the Company now has exposure to 100% of the Salares Norte deposit. The royalty agreement is subject to a 0.5% buy-back at any time for $4.0 million.

The acquisition of the Rio Baker royalty has been accounted for as an asset acquisition.

(d)	Acquisition of Alpala Royalty – Northern Ecuador

On September 11, 2020, the Company completed a royalty transaction with SolGold plc (“SolGold”) to acquire a 1% NSR with reference to all minerals produced from the Alpala copper-gold-silver project in northern Ecuador for $100.0 million. The Alpala project is owned by Exploraciones Novomining SA, which is held 85% by SolGold and 15% by Cornerstone Capital Resources Inc. SolGold has the option to increase the size of the transaction to $150 million for a 1.5% NSR until May 11, 2021 and also has the option to buy-back 50% of the royalty for a period of time. Franco-Nevada is entitled to receive certain minimum royalty payments from 2028 and also has the option to convert the NSR to a gold-only NSR for a period of time once Alpala is producing. The NSR covers the Cascabel concession. The principal and interest of the $15.0 million bridge loan that the Company provided to SolGold in May 2020 were applied toward the Company’s payment of the purchase price.

The acquisition of the Alpala royalty has been accounted for as an asset acquisition.

(e)	Acquisition of Freeport Royalty Portfolio Interests

On September 1, 2020, the Company completed the acquisition of a portfolio of 24 royalties from Freeport-McMoRan Inc. for $30.6 million in cash. Producing royalties have been added to the Company’s portfolio from Industrias Peñoles, S.A.B.de C.V.’s Milpillas copper mine in the northwestern Mexican state of Sonora, Mexico and from Ormat Technologies Inc.’s Neal Hot Spring geothermal operation in Oregon. The remaining royalties are classified as exploration, including prospective royalties over Wallbridge Mining Co. Ltd.’s Fenelon, Martiniere and Northway-Noyon projects and certain of Glencore Canada Corporation’s projects in the Matagami region of Quebec, among others.

The acquisition of the Freeport royalty portfolio interests has been accounted for as an asset acquisition.

(f)	Acquisition of U.S. Oil & Gas Mineral Rights with Continental Resources, Inc.

The Company, through a wholly-owned subsidiary, has a strategic relationship with Continental to acquire, through a jointly-owned entity (the “Royalty Acquisition Venture”), royalty rights within Continental’s areas of operation.

Franco-Nevada recorded contributions to the Royalty Acquisition Venture of $29.8 million in 2020 (2019 – $114.4 million). In the first half of the year, following weak commodity prices, Franco-Nevada and Continental agreed to reduce the pace of their capital funding commitments to the Royalty Acquisition Venture. As at December 31, 2020, the total cumulative investment in the Royalty Acquisition Venture totaled $406.0 million. Franco-Nevada has remaining commitments of up to $114.0 million, of which approximately half is expected to be deployed in 2021. Accounts payable at December 31, 2020 include $10.2 million (2019 - $5.6 million) of contributions disbursed after year-end.

The Royalty Acquisition Venture is accounted for as a joint operation in accordance with IFRS 11 Joint Arrangements.

(g)	Acquisition of Island Gold Royalty Interest – Ontario, Canada

On March 20, 2020, Franco-Nevada acquired an existing 0.62% NSR on Alamos Gold Inc.’s Island Gold project in Finan Township in the Province of Ontario for $13.4 million (C$19.0 million).

The acquisition of the Island Gold royalty has been accounted for as an asset acquisition.

(h)	Acquisition of Eagle’s Nest Royalty Interest – Ontario, Canada

On December 23, 2019, Franco-Nevada acquired a 1% gross revenue royalty on Noront Resources Ltd.’s (“Noront”) Eagle’s Nest nickel, copper and platinum group metals deposit in the Ring of Fire mining district of Ontario, Canada, for C$5.0 million ($3.8 million).

The acquisition of the Eagle’s Nest royalty has been accounted for as an asset acquisition.

(i)	Acquisition of Project 81 Royalty Interest and Noble Common Shares – Ontario, Canada

On November 22, 2019, Franco-Nevada acquired a 2% NSR on Noble Mineral Exploration’s (“Noble”) 55,000 hectare patented land package known as Project 81 in the Timmins-Cochrane area of Ontario, Canada, in exchange for Franco-Nevada agreeing to waive its pre-emptive and buy-back rights in respect of a historical third party royalty, which was subsequently terminated. Franco-Nevada’s 2% NSR covers the Crawford Nickel-Sulphide Project, which was recently spun out by Noble to Canada Nickel Company Inc. As part of the arrangement, Noble issued C$500,000 of Noble common shares to Franco-Nevada.

The acquisition of the Project 81 royalty has been accounted for as an asset acquisition.

(j)	Acquisition of Premier Gold Royalty Interests

On September 25, 2019, Franco-Nevada acquired two royalties from Premier Gold Mines Limited (“Premier”) for $6.0 million, including a 2% net smelter royalty (“NSR”) on property owned by Newmont Corporation adjoining its Musselwhite Mine in Northwestern Ontario and a 1.5% NSR on Nevada Gold Mines LLC’s Rain/Emigrant and Saddle properties located at the south end of the Carlin Trend in Nevada.

The acquisitions of the Premier royalties have been accounted for as asset acquisitions.

(k)	Acquisition of U.S. Oil & Gas Royalty Interest – Marcellus, Pennsylvania, USA

On July 22, 2019, Franco-Nevada acquired from Range Resources Corporation (“Range”) an overriding royalty interest on acreage in the Marcellus for a gross purchase price of $300.0 million. The royalty is calculated as 1% of gross production, less allowed deductions from approximately 350,000 net acres of Range’s working interest position in Washington, Western Allegheny and Southern Beaver Counties in Pennsylvania. The royalty applies to existing production and future development from the Marcellus formation as well as future potential development from the Utica and Upper Devonian formations.

The acquisition has an effective date of March 1, 2019. Between the effective date and the closing date, the asset has generated approximately $9.4 million in royalties.

The acquisition of the Marcellus royalty has been accounted for as an asset acquisition.

(l)	Acquisition of Valentine Lake Royalty Interest – Newfoundland, Canada

On February 21, 2019, Franco-Nevada acquired a 2% NSR on Marathon Gold Corporation’s (“Marathon”) Valentine Lake Gold Camp in central Newfoundland for C$18.0 million ($13.7 million). Marathon has an option to buy back 0.5% of the NSR for $7.0 million until December 31, 2022.

The acquisition of the Valentine Lake royalty has been accounted for as an asset acquisition.

(m)	Acquisition of Salares Norte Royalty Interest – Chile

On January 31, 2019, Franco-Nevada, through a wholly-owned subsidiary, acquired an existing 2% NSR on Gold Fields’ Salares Norte project in the Atacama region of northern Chile for $32.0 million, comprised of $27.0 million of Franco-Nevada common shares (366,499 common shares) and $5.0 million in cash. Gold Fields has an option to buy back 1% of the NSR for $6.0 million within 24 months of the commencement of commercial production.

The acquisition of the Salares Norte royalty has been accounted for as an asset acquisition.